Average Annual Total Returns{- Fidelity International Value Fund} - 10.31 Fidelity International Value Fund - AMCIZ PRO-11 - Fidelity International Value Fund	Fidelity Advisor International Value Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor International Value Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor International Value Fund: Class A Return Before Taxes Past 10 years	Fidelity Advisor International Value Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor International Value Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor International Value Fund: Class A After Taxes on Distributions Past 10 years	Fidelity Advisor International Value Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor International Value Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor International Value Fund: Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor International Value Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor International Value Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor International Value Fund: Class M Return Before Taxes Past 10 years	Fidelity Advisor International Value Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor International Value Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor International Value Fund: Class C Return Before Taxes Past 10 years	Fidelity Advisor International Value Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor International Value Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor International Value Fund: Class I Return Before Taxes Past 10 years	Fidelity Advisor International Value Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor International Value Fund: Class Z Return Before Taxes Past 10 years	Fidelity Advisor International Value Fund: Class Z Return Before Taxes Since Inception		Fidelity Advisor International Value Fund: Class Z Return Before Taxes Inception Date	MS158 Past 1 year	MS158 Past 5 years	MS158 Past 10 years
Total	(2.97%)	2.11%	2.24%	(3.18%)	1.72%	1.81%	(1.39%)	1.72%	1.82%	(0.85%)	2.32%	2.20%	1.25%	2.55%	2.07%	3.24%	3.63%	3.15%	3.43%		2.24%	[1]	Oct. 02, 2018	(2.41%)	4.47%	3.58%

[1]	(a)Since inception October 2, 2018.